Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Trade Receivables, Net
December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Trade receivables	$51,199,266	$55,265,607	$1,864,562
Less: Allowance for doubtful debts	53,709	64,901	2,190

Trade receivables, net	$51,145,557	$55,200,706	$1,862,372

Summary of Aging of Receivables Based on Past Due Date
December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Not past due	$45,959,876	$49,599,512	$1,673,398
1 to 30 days	4,467,435	4,986,491	168,235
31 to 90 days	700,122	562,200	18,968
More than 91 days	71,833	117,404	3,961

Total	$51,199,266	$55,265,607	$1,864,562

Trade receivables [member]
Summary of Aging of Receivables Past Due but Not Impaired

Aging of receivables that were past due but not impaired

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

1 to 30 days	$4,449,479	$4,942,677	$166,757
31 to 90 days	596,647	378,526	12,771

Total	$5,046,126	$5,321,203	$179,528

Summary of Movement of Allowance for Doubtful Trade Receivables

Movement of the allowance for doubtful trade receivables

	Impaired Individually	Impaired Collectively	Total
	NT$	NT$	NT$

Balance at January 1, 2015	$28,305	$55,840	$84,145
Impairment losses recognized (reversed)	18,816	(10,584)	8,232
Amount written off	(7,617)	(209)	(7,826)
Effect of foreign currency exchange differences	(458)	(1,187)	(1,645)

Balance at December 31, 2015	39,046	43,860	82,906

Impairment losses reversed	(21,501)	(6,521)	(28,022)
Effect of foreign currency exchange differences	(1,092)	(83)	(1,175)

Balance at December 31, 2016	16,453	37,256	53,709

Impairment losses recognized	9,527	4,102	13,629
Amounts written off	-	(34)	(34)
Effect of foreign currency exchange differences	(850)	(1,553)	(2,403)

Balance at December 31, 2017	$25,130	$39,771	$64,901

	Impaired Individually	Impaired Collectively	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2017	$555	$1,257	$1,812
Impairment losses recognized	322	138	460
Amounts written off	-	(1)	(1)
Effect of foreign currency exchange differences	(29)	(52)	(81)

Balance at December 31, 2017	$848	$1,342	$2,190